Income taxes - Income before income tax expense (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income taxes
Income before income tax expense, domestic	¥ 466,207,421	$ 66,666,775
Net income before income taxes	739,301,975	105,718,775	¥ 157,537,018	¥ 101,474,055
Cayman
Income taxes
Income before income tax expense, foreign	418,226,619	59,805,611
Others
Income taxes
Income before income tax expense, foreign	¥ (145,132,065)	$ (20,753,611)